Non-cash stock-based compensation	6 Months Ended
Jun. 30, 2022
Text block1 [abstract]
Non-cash stock-based compensation
Note 14.
Non-cash
stock-based compensation
14.1 Detail of Cellectis equity awards
Holders of vested Cellectis stock options and
non-employee
warrants are entitled to exercise such options and warrants to purchase Cellectis ordinary shares at a fixed exercise price established at the time such options and warrants are granted during their useful life.
For stock options and
non-employee
warrants, we estimate the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires us to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. We estimate our future stock price volatility based on Cellectis historical closing share prices over the expected term period. Our expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method. The risk-free interest rate for periods during the expected term of the options is based on the French government securities with maturities similar to the expected term of the options in effect at the time of grant. We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero. Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over four years after the date of grant. Options generally expire within ten years after the date of grant.
Stock Options
The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2021	2022

Weighted-Average fair values of stock options granted	5.76€	1.73€
Assumptions:
Risk-free interest rate	0.00%	0.00% -0.91%
Share entitlement per options	1	1
Exercise price	8.54€ - 19.44€	3.48€ - 7.22€
Grant date share fair value	7.42€ - 16.54€	3.27€ - 6.74€
Expected volatility	58.4% - 60.1%	58.7% - 60.0%
Expected term (in years)	6.15	6.03 - 6.15
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share	Options Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2020	8,002,398	25.28	€9,486,657	23.97		€5.9y
Granted	—	—	1,031,235	18.76	€
Exercised	—	—	(253,494)	18.49	€
Forfeited or Expired	—	—	(1,104,604)	24.27	€
Balance as of December 31, 2021	7,566,679	24.78	€9,159,794	23.50		€5.3y
Granted	—	—	147,280	4.16	€
Exercised	—	—	—	—
Forfeited or Expired	—	—	(707,776)	21.40	€
Balance as of June 30, 2022	7,425,644	24.59	€8,599,298	23.34		€4.9y
Share-based compensation expense related to stock option awards was $1.8 million and $1.6 million for the six-month
period ended June 30, 2022 and 2021, respectively.
On March 3, 2022, the Board of Directors granted 709,204 stock options of which 629,165 will not be considered for share-based compensation expense until formal approval in July 4, 2022 from beneficiaries. For executive members, stock options vesting period is between one
and
four years
and based on performance criteria. For all other beneficiaries, the vesting period for stock options is between one
and
four
years and without performance criteria.
Non-Employee
Warrants
No
non-employee
Warrants (or “Bons de Souscriptions d’Actions” or “BSA”) have been granted during the periods presented.
Information on
non-employee
warrants activity follows:

	Warrants Exercisable	Weighted- Average Exercise Price Per Share	Warrants Outstanding	Weighted- Average Exercise Price Per Share		Remaining Average Useful Life

Balance as of December 31, 2020	899,225	27.15	€899,225	27.15		€5.3y
Granted	—	€—	€—	€—	€
Exercised	—	€—	€(3,000)	18.68	€
Forfeited or Expired	—	€—	€—	€—	€
Balance as of December 31, 2021	896,225	27.18	€896,225	27.18		€4.3y
Granted	—	€—	€—	€—	€
Exercised	—	€—	€—	€—	€
Forfeited or Expired	—	€—	€—	€—	€
Balance as of June 30, 2022	896,225	27.18	€896,225	27.18		€3.8y
Considering that all
non-employee
warrants have vested, there was no share-based compensation expense related to non-employee
warrants awards for the
six-month
period ended June 30, 2022 and June 30, 2021.
Free shares
The free shares granted prior to 2018 are subject to a
two-year
vesting period and additional
two-year
holding period for French residents and four-years vesting period for foreign residents.
The free shares granted in 2018 and until 2021 are subject to at least one-year
vesting and additional
one-year
vesting period for French residents and
two-years
vesting period for foreign residents. The vesting of free shares granted to executive officers of the Company in October 2020 are subject to performance conditions with a minimum vesting of a
3-year
period.
The free shares granted in 2021 and after are subject to a three-year vesting period for all employees, provided that the free shares granted to executive officers are subject to performance conditions with a minimum vesting of a
3-year
period.
Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	629,650	19.59	€
Granted	510,316	8.31	€
Vested	(32,000)	14.39	€
Cancelled	(185,265)	16.49	€
Unvested balance at December 31, 2021	922,701	14.15	€
Granted	87,259	3.44	€
Vested	(26,500)	10.46	€
Cancelled	(79,929)	17.30	€
Unvested balance at June 30, 2022	903,531	15.20	€
The fair value of free shares corresponds to the grant date share fair value.
We have never declared or paid any cash dividends and do not presently plan to pay cash dividends in the foreseeable future. Consequently, we used an expected dividend yield of zero in determining fair value.
Share-based compensation expense related to free shares awards was $2.5 million and $3.0 million for the six-month
period ended June 30, 2022 and 2021, respectively.
On March 3, 2022, the Board of Directors granted 274,551 free shares of which 234,551 will not be considered for share-based compensation expense until formal approval in July 4, 2022 from beneficiaries. For executive members, free shares vesting period is three years and based on performance criteria. For all other beneficiaries, the vesting period for free shares is three years and without performance criteria.
14.2 Detail of Calyxt equity awards
Stock Options
The estimated fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2021	2022

Weighted-Average fair values of stock options granted	$4.54	$0.86
Assumptions:
Risk-free interest rate	0.6% - 1.1%	1.9% - 3.5%
Share entitlement per options	1	1
Exercise price	$4.22 - $9.38	$0.30 - $1.42
Grant date share fair value	$4.22 - $9.38	$0.30 - $1.42
Expected volatility	80.1% - 82.0%	89.7% - 92.8%
Expected term (in years)	5.5 - 6.5	5.50 - 6.89
Vesting conditions	Service	Service
Vesting period	Graded	Graded
Calyxt estimates the fair value of each option on the grant date or other measurement date if applicable using a Black-Scholes option-pricing model, which requires Calyxt to make predictive assumptions regarding future stock price volatility, employee exercise behavior, dividend yield, and the forfeiture rate. Calyxt estimates its future stock price volatility using the historical volatility of comparable public companies over the expected term of the option.
Calyxt’s expected term represents the period of time that options granted are expected to be outstanding determined using the simplified method.
The risk-free interest rate for periods during the expected term of the options is based on the U.S. Treasury zero-coupon
yield curve in effect at the time of grant.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Options may be priced at 100 percent or more of the fair market value on the date of grant, and generally vest over six years after the date of grant. Options generally expire within ten years after the date of grant. Certain awards granted before Calyxt’s IPO contained accelerated vesting provisions if certain events occurred as defined in the option agreement.
Information on stock option activity follows:

	Options Exercisable	Weighted- Average Exercise Price Per Share		Options Outstanding	Weighted- Average Exercise Price Per Share	Remaining Average Useful Life
Balance as of December 31, 2020	2,347,665	$10.15		4,621,173	$10.30	6.2y
Granted	—	€—		€774,959	$5.20
Exercised	—	€—		€(61,372)	$3.70
Forfeited or Expired	—	€—		€(676,355)	$10.75
Balance as of December 31, 2021	2,789,110	$10.23		4,658,405	$9.47	5.6y
Granted	—	€—		€1,609,000	$1.12
Exercised	—	€—	€
Forfeited or Expired	—	€—		€(329,417)	$7.82
Balance as of June 30, 2022	3,018,231	$10.20		5,937,988	$7.30	5.3y
Stock-based compensation expense related to stock option awards was $0.9 million, compared to an expense of $0.4 million due to options forfeiture or expiration for the six-month
period ended June 30, 2022 and 2021, respectively.
Restricted Stock Units
Units settled in stock subject to a restricted period may be granted to key employees under the 2017 Omnibus Plan. Restricted stock units generally vest and become unrestricted over five years after the date of grant.
Information on restricted stock unit activity follows:

	Number of Restricted Stock Units Outstanding	Weighted-Average Grant Date Fair Value
Unvested balance at December 31, 2020	547,807	$9.49
Granted	406,981	$4.59
Vested	(193,857)	$7.68
Cancelled	(189,628)	$10.91
Unvested balance at December 31, 2021	571,303	$6.15
Granted	1,077,600	$1.26
Vested	(181,248)	$6.38
Cancelled	(61,613)	$5.55
Unvested balance at June 30, 2022	1,406,042	$2.40
The fair value of restricted stock units corresponds to the grant date share fair value.
Calyxt has not paid and does not expect to pay dividends for the foreseeable future.
Share-based compensation expense related to restricted stock units awards was $0.7 million, compared to a gain of $0.6 million due to options forfeiture or expiration for the six-month
periods ended June 30, 2022 and 2021, respectively.
Performance Stock Unit
In June 2019, Calyxt granted performance stock units, which carry a market condition based on Calyxt share price. These awards contain a continuous service period of three years, the performance period, from the date of grant, followed by a restricted period of two years if the shares are issued following the performance period during which the grantee is required to provide continuous service and the awarded shares must be held by the grantee until the end of the period. The number of shares of common stock delivered following the performance period depends upon the change in Calyxt share price during the performance period. Calyxt granted a targeted 311,667 performance stock units. The performance criteria allow for the actual payout to be between zero and 120 percent of target. The fair value of the performance stock units and the assumptions used for the Monte Carlo simulation were as follows:

Date of grant	06/28/2019
Estimated fair values of performance stock units granted	$7.06
Assumptions:
Risk-free interest rate	1.71%
Expected volatility	75.0%
Expected term (in years)	3.0 years
During 2021, Calyxt recognized a benefit from the forfeiture of 166,667 performance stock units held by Mr. Blome, its former Chief Executive Officer.
In July 2021, Calyxt granted 600,000 performance stock units under the Inducement Plan to Mr. Carr. The performance stock units will vest if Calyxt’s stock remains above three specified price levels for thirty calendar days over the three-year performance period. The performance stock units will be settled in unrestricted shares of Calyxt’s common stock on the vesting date.
In March 2022, Calyxt granted 530,000 performance stock units under the 2017 Plan to five employees including four executive officers. The performance stock units include three annual performance periods (2022, 2023, and 2024) and target performance levels for each of those periods linked to the achievement of Calyxt’s objectives as determined annually for the respective period by the Compensation Committee of Calyxt’s Board of Directors (the Compensation Committee). Earned awards will be settled in shares of Calyxt’s stock no later than March 15 of the following year. The grant date for the tranche of awards linked to 2022 performance, which triggers the determination of the aggregate amount of expense for each tranche of performance stock units awarded, has been determined by the Compensation Committee. The grant date for the tranche of awards linked to 2022 performance is May 4, 2022. Determination of expense for the 2023 and 2024 tranches of PSUs will be made when the associated business objectives are determined.
In June 2022, PSU grants made to two executive officers in 2019 were forfeited because the underlying performance criteria were not met. These PSUs contained a market condition and had a five-year service period. The Company will continue to expense these PSUs over the remaining service period.
Information on performance stock unit activity follows:

Number of Performance Stock Units Outstanding
Unvested balance at December 31, 2020	311,667
Granted	600,000
Vested	—
Cancelled	(166,667)
Unvested balance at December 31, 2021	745,000
Granted	530,000
Vested	(145,000)
Cancelled	—
Unvested balance at June 30, 2022	1,130,000
Share-based compensation expense related to performance stock units awards was $0.3 million, compared to a gain of $0.3 million due to options forfeiture or expiration for the six-month
periods ended June 30, 2022 and 2021, respectively.